Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Share-based payments
Schedule of share-based payment transactions

	June 30, 2025	June 30, 2024
	£’000	£’000
2021 Incentive plan	1,548	4,351
Enterprise Management Initiative	65	260
Non-Executive Director awards	1,594	174
	3,207	4,785

2021 Incentive Plan
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	June 30, 2025		December 31, 2024
		Average		Average
2021 Incentive Plan		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	1,171,210	0.91	998,598	1.20
Granted during the period	2,252,530	0.09	397,803	0.40
Exercised during the period	(61,524)	—	(128,369)	—
Forfeited during the period	(79,816)	1.27	(96,822)	2.97
Outstanding, end of period	3,282,400	0.35	1,171,210	0.91

EMI Scheme
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	June 30, 2025		December 31, 2024
		Average		Average
EMI Scheme		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	945,429	2.20	1,170,231	2.50
Granted during the period	—	—	—	—
Exercised during the period	(6,184)	1.80	—	—
Forfeited during the period	(42,621)	11.00	(224,802)	3.80
Outstanding, end of period	896,624	1.80	945,429	2.20